State Street Energy Select Sector SPDR Premium Income ETF Performance Management - State Street Energy Select Sector SPDR Premium Income ETF	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]	The Fund has not yet completed a full calendar year of operations and therefore does not report its performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to a broad-based securities index. Updated performance information may be obtained by calling 1-866-787-2257 or visiting the Fund's website: www.statestreet.com/SectorETFs.
Performance One Year or Less [Text]	The Fund has not yet completed a full calendar year of operations and therefore does not report its performance history.
Performance Availability Website Address [Text]	www.statestreet.com/SectorETFs
Performance Availability Phone [Text]	1-866-787-2257